Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment, Net

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2017	2016
	(In thousands)
Land	$6,531,701	$6,530,988
Buildings, building improvements and land improvements	12,245,950	11,969,984
Furniture, fixtures and equipment	5,157,363	4,863,647
Construction in progress	3,950,635	2,628,603
	27,885,649	25,993,222
Less: Accumulated depreciation	(8,250,190)	(7,568,199)
	$19,635,459	$18,425,023